U.S. SECURITIES AND EXCHANGE COMMISSION
          Washington, D.C. 20549

                FORM 24f-2
     Annual Notice of Securities Sold
          Pursuant to Rule 24f-2

Read Instructions at end of Form before preparing Form.
           Please print or type.

1.     Name and address of issuer:  LINDNER INVESTMENTS
                                    7711 Carondelet Avenue, 7th Floor
                                    St. Louis, Missouri 63105

2. Name of each series or class of funds for which this notice is filed (if Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.     Investment Company Act File Number:      811-7932
       Securities Act File Number:              33-66712

4(a).  Last day of fiscal year for which this notice is filed:    JUNE 30

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the fiscal year)(See Instruction A.2): [ ]

       Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  Check box if this is the last time the issuer will be filing this
       Form:   [ ]

5.     Calculation of registration fee:

   (i) Aggregate sale price of securities sold during the
       fiscal year pursuant to Section 24(f):                 $162,264,572

  (ii) Aggregate price of shares redeemed or repurchased
       during the fiscal year:                               ($534,706,887)

 (iii) Aggregate price of shares redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995, that were not previously used to reduce registration fees payable to the Commission: ($1,792,255,220)

  (iv) Total available redemption credits [add Item 5(ii)
       and 5(iii)]:                                        ($2,326,962,107)

   (v) Net sales -- if Item 5(i) is greater than Item 5(iv)
       [subtract Item 5(iv) from Item 5(i)]:                          $  0

  (vi) Redemption credits available for use in future years
       -- If Item 5(i) is less than Item 5(iv) [subtract
       Item 5(i) from Item 5(iv)]:                          $2,164,697,535

 (vii) Multiplier for determining registration fee (See
       Instruction C.9):                                    x     0.000278

(viii) Registration fee due [multiply Item 5(v) by Item
       5(vii)] (enter "0" if no fee is due):                          $  0

6.     Prepaid shares.  If the response to Item 5(i) was
       determined by deducting an amount of securities that
       were registered under the Securities Act of 1933
       pursuant to Rule 24e-2 as in effect before October
       11, 1997, then report the amount of securities (number
       of shares or other units) deducted here:                          0

       If there is a number of shares or other units that
       were registered pursuant to Rule 24e-2 remaining
       unsold at the end of the fiscal year for which this
       Form is filed that are available for use by the issuer
       in future fiscal years, then state that number here:              0

7.     Interest due -- if this Form is being filed more than
       90 days after the end of the issuer's fiscal year (See
       Instruction D):                                                $  0

8.     Total of the amount of the registration fee due plus
       any interest due [line 5(viii) plus line 7]:                   $  0

9.     Date the registration fee and any interest payment
       was sent to the Commission's lockbox depository:                n/a

Method of delivery:  [  ]  Wire transfer
                     [  ]  Mail or other means                         n/a

                         SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title):* /S/ JOHN ELDER
                        John Elder, Vice President

Date: August 25, 2000
*Please print the name and title of the signing officer below the signature.